Contingencies and commitment (Details 1) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 177,684	$ 107,691
2024	120,874	229,643
2025	113,777	116,965
2026	154,809	110,098
2027 and thereafter	437,549	686,352
Total undiscounted cash flows	1,004,693	1,250,749
Less: imputed interest	(156,308)	$ 215,005
Present value of lease liabilities	$ 848,385